Prudential Investments LLC

100 Mulberry Street

Gateway Center Three, 4th Floor

Newark, New Jersey 07102

                                                                                                                                March 2, 2005

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

RE:	The Target Portfolio Trust (the “Trust”)
Registration Nos. 33-50476 811-07064

Dear Sir/Madam:

                Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust does not differ from that contained in Post-Effective Amendment No. 20 to the Fund’s registration statement.  Post-Effective Amendment No. 20 to the Fund’s registration statement was filed electronically via EDGAR on February 25, 2005.

                Please call the undersigned at (973) 367-7521 with any questions you may have.

Very truly yours,

/s/ Deborah A. Docs
Deborah A. Docs
Secretary